Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Computation of Earnings Per Share

	Years Ended December 31
	2020	2021	2022
	(NT$)	(NT$)	(NT$)
Basic EPS	$19.70	$22.84	$38.29

Diluted EPS	$19.70	$22.84	$38.29

EPS is computed as follows:

	Years Ended December 31
	2020	2021	2022
	(NT$)	(NT$)	(NT$)
Basic EPS
Net income available to common shareholders of the parent (in millions)	$510,744.0	$592,359.2	$992,923.4

Weighted average number of common shares outstanding used in the computation of basic EPS (in millions)	25,930.3	25,930.3	25,929.2

Basic EPS (in dollars)	$19.70	$22.84	$38.29

Diluted EPS
Net income available to common shareholders of the parent (in millions)	$510,744.0	$592,359.2	$992,923.4

Weighted average number of common shares outstanding used in the computation of basic EPS (in millions)	25,930.3	25,930.3	25,929.2
Effects of all dilutive potential common shares (in millions)	—	—	0.2

Weighted average number of common shares used in the computation of diluted EPS (in millions)	25,930.3	25,930.3	25,929.4

Diluted EPS (in dollars)	$19.70	$22.84	$38.29